Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Reverse Recapitalization
After giving effect to the Merger and other related events described above, the number of shares of Aurora common stock issued and outstanding subsequent to the Merger was as follows (in millions):

Shares
Aurora common stock, prior to redemptions	98
Less: Redemption of Aurora common stock	(76)
Aurora common stock, net of redemptions	22
Sponsor shares including Earnout Shares	7
PIPE Investment	100
Total shares of Aurora common stock, prior to the Merger	129
Shares issued in exchange in the Merger	995
Total shares of Aurora common stock, subsequent to the Merger	1,124

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed as of the date of the ATG acquisition (in millions):

Fair Value
Cash and cash equivalents	$311
Property and equipment, net	63
Operating lease right-of-use assets	42
Acquisition related intangible assets	546
Goodwill	1,060
Related party payable	(47)
Operating lease liabilities	(40)
Other assets and (liabilities), net	(19)
Total	$1,916
The following table summarizes the fair value of assets acquired and liabilities assumed as of the date of the OURS acquisition (in millions):

Fair Value
Acquisition related intangible assets	$19
Goodwill	24
Deferred tax liability	(2)
Total	$41

Schedule of Acquisition Date Fair Value of Consideration Transferred	The fair value of the consideration transferred for OURS was $41 million, which consisted of the following (in millions):

Fair Value
Cash	$16
Stock consideration	24
Assumed liabilities related to third-party expenses	1
Total fair value of consideration transferred	$41